UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22227

IndexIQ ETF Trust

(Exact name of registrant as specified in charter)

800 Westchester Ave.	Rye Brook, NY 10573

(Address of principal executive offices)	(Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave., Suite N-611
Rye Brook, NY 10573

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30, 2010

Date of reporting period: July 31, 2009

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

IQ Hedge Multi-Strategy Tracker ETF
Schedule of Investments
July 31, 2009 (Unaudited)

Name of Issuer	Shares	Value

Investments – 100.0%

Asset Allocation Funds - 6.0%

PowerShares DB G10 Currency Harvest Fund*	89,680	$1,980,134

Debt Funds - 51.1%
iShares Barclays 1-3 Year Treasury Bond Fund	66,780	5,588,818
iShares Barclays Aggregate Bond Fund	21,297	2,195,721
iShares Barclays Short Treasury Bond Fund	14,060	1,549,412
iShares Barclays US Treasury Inflation Protected Securities Fund	10,089	1,022,419
iShares iBoxx $ High Yield Corporate Bond Fund	15,662	1,322,656
iShares JPMorgan USD Emerging Markets Bond Fund	2,239	216,937
PowerShares Emerging Markets Sovereign Debt Portfolio	6,643	161,491
SPDR Barclays Capital 1-3 Month T-Bill ETF	16,809	770,693
SPDR Barclays Capital Aggregate Bond ETF	804	44,533
SPDR Barclays Capital High Yield Bond ETF	19,624	727,658
SPDR Barclays Capital International Treasury Bond ETF	15,596	879,146
Vanguard Short-Term Bond ETF	18,743	1,490,818
Vanguard Total Bond Market ETF	12,752	1,000,267

Total Debt Funds		16,970,569

Equity Funds - 42.9%
iShares MSCI Emerging Markets Index	230,350	8,228,102
ProShares UltraShort MSCI EAFE	20,227	1,031,577
ProShares UltraShort Real Estate	14,699	225,630
ProShares UltraShort Russell 2000	44,505	1,548,329
ProShares UltraShort S&P 500	10,896	515,490
Vanguard Emerging Markets ETF	76,340	2,694,039

Total Equity Funds		14,243,167

Total Investments - 100.0%
(Cost $32,257,258)		$33,193,870

Other Assets in Excess of Liabilities - 0.0%[1]		10,870

Net Assets - 100.0%		$33,204,740

* Non-income producing
1- Percentage of net assets is less than 0.05%.
ETF - Exchange Traded Fund

See notes to schedule of investments.

IQ Hedge Macro Tracker ETF
Schedule of Investments
July 31, 2009

Name of Issuer	Shares	Value

Investments - 100.0%

Asset Allocation Funds - 2.7%

PowerShares DB G10 Currency Harvest Fund*	6,206	$137,029

Debt Funds - 45.9%
iShares Barclays 1-3 Year Treasury Bond Fund	9,647	807,357
iShares Barclays Credit Bond Fund	146	14,702
iShares Barclays Short Treasury Bond Fund	2,035	224,257
iShares iBoxx Investment Grade Corporate Bond Fund	5,501	574,635
iShares JPMorgan USD Emerging Markets Bond Fund	746	72,280
PowerShares Emerging Markets Sovereign Debt Portfolio	2,210	53,725
SPDR Barclays Capital 1-3 Month T-Bill ETF	2,432	111,507
SPDR Barclays Capital International Treasury Bond ETF	5,151	290,362
Vanguard Short-Term Bond ETF	2,722	216,508

Total Debt Funds		2,365,333

Equity Funds - 51.4%
iShares MSCI Emerging Markets Index	46,292	1,653,550
ProShares UltraShort Real Estate	8,118	124,611
ProShares UltraShort Russell 2000	9,415	327,548
Vanguard Emerging Markets ETF	15,303	540,043

Total Equity Funds		2,645,752

Total Investments - 100.0%
(Cost $4,996,259)		$5,148,114

Other Liabilities in Excess of Assets - 0.0%[1]		(258)

Net Assets - 100.0%		$5,147,856

* Non-income producing
1- Percentage of net assets is more than (0.05%).
ETF - Exchange Traded Fund

See notes to schedule of investments.

Notes to Schedule of Investments
July 31, 2009

1. ORGANIZATION

IQ Hedge Multi-Strategy Tracker ETF and IQ Hedge Macro Tracker ETF (the “Funds”) are a series of the IndexIQ ETF Trust (the “Trust”) which is a statutory trust organized under Delaware law on July 1, 2008. The Funds are a non-diversified, open-end management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are an exchange-traded funds (“ETF”), whose shares are listed on a stock exchange and trade like equity securities at market prices. The Funds commenced operations on March 24, and June 8, 2009, respectively.

The investment objective of the Funds is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Multi-Strategy Index and the IQ Hedge Macro Index (the “Indexes”) developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors, LLC (the “Advisor”), the Fund’s investment advisor.

The objective of the IQ Hedge Multi-Strategy Index is to replicate the risk-adjusted return characteristics of hedge funds that employ various hedge fund investment styles, which may include but are not limited to global macro, long/short, event-driven, market neutral, emerging markets, fixed-income arbitrage and other strategies commonly used by hedge fund managers. The objective of the IQ Hedge Macro Index is to replicate the risk adjusted returns of hedge funds pursuing a macro strategy.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds:

Investment Valuation

The Net Asset Value (‘‘NAV’’) is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange Arca (“NYSE”) is open for trading. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities and investment funds traded on any recognized national or foreign stock exchange are valued at the last quoted sale price or, if no sale price is available, at the bid price. Securities not listed on a national or foreign stock exchange may be valued on the basis of prices furnished by approved pricing services or at the closing bid price on the over-the-counter market.

If market quotations are not readily available, or if the Advisor determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (“Board”). Market prices may not represent fair value, for example, if a security is thinly traded or if an event occurs between the market quotation and the time the security is to be valued which is expected affect the value of the security. The circumstances in which the Board may fair value a security include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157), fair value is defined as the price that the portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the portfolio. Unobservable inputs reflect the portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

  Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments
July 31, 2009

  Level 2 – other significant observable inputs (included quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments)

The FASB Staff Position No. FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”), provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly and outlines additional disclosure based on investment type.

The following table summarizes the valuation of the Funds’ investments by the above fair value hierarchy levels as of July 31, 2009:

Level	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF

Level 1 – Quoted Prices – Exchange Traded Funds	$33,193,870	$5,148,114
Level 2 – Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-

Total	$33,193,870	$5,148,114

For the period ended July 31, 2009, the Funds did not hold any Level 2 or Level 3 securities.

Tax Information and Dividends and Distributions to Shareholders

The Funds intends to qualify as regulated investment companies by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”), by distributing substantially all of their net investment income and net realized gains to shareholders. Net investment income and net capital gains are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Code. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital.

The Funds adopted the provisions of FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expense on the Statement of Operations. Management’s has evaluated the application of FIN 48 to the Funds and has determined that there is no impact resulting from the adoption of this interpretation on the Funds’ financial statements.

At July 31, 2009, the cost of investment and net unrealized appreciation/(depreciation) for income tax purposes was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

IQ Hedge Multi-Strategy Tracker ETF	$32,257,258	$1,950,818	$(1,014,206)	$936,612
IQ Hedge Macro Tracker ETF	4,996,259	238,544	(86,689)	151,855

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Notes to Schedule of Investments
July 31, 2009

3. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The FASB Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008. The Trust adopted FAS 161 on March 24, 2009, and has determined that the application of FAS 161 did not have any impact on the results of its operations and financial position.

4. NEW ACCOUNTING PRONOUNCEMENTS

On May 28, 2009, FASB issued Statement of Financial Accounting Standards No. 165, “Subsequent Events” (“FAS 165”), which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. Although there is new terminology, the standard is based on the same principles as those that currently exist in the auditing standards. The standard, which includes a new required disclosure of the date through which an entity has evaluated subsequent events, is effective for interim or annual periods ending after June 15, 2009.

In June 2009, FASB issued FASB Statement No. 168, “The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles – a replacement of FASB Statement No. 162” (“SFAS 168”). On the effective date of this standard, FASB Accounting Standards CodificationTM (“Codification”) will become the source of authoritative U.S. accounting and reporting standards for nongovernmental entities, in addition to guidance issued by the Securities and Exchange Commission. All guidance contained in the Codification carries an equal level of authority. On the effective date of SFAS 168, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become non-authoritative. SFAS 168 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. Management is currently evaluating the impact the adoption of SFAS 168 will have on the reporting of the Funds’ financial statements

5. SUBSEQUENT EVENT

In accordance with the provisions set forth in FAS 165, management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through September 17, 2009. Management has determined that there are no material events that would require additional disclosure through this date.

Item 2. Controls and Procedures.

(a)	The Registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no changes in the Registrant’s internal controls that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under then 1940 Act (17 CFR 270.30a-2(a)). Filed hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By:	/s/ Adam S. Patti

Adam S. Patti Principal Executive Officer

Date:	September 17, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam S. Patti

Adam S. Patti
Principal Executive Officer

Date:	September 17, 2009

By:	/s/ David L. Fogel

David L. Fogel
Principal Financial Officer

Date:	September 17, 2009